Fees Summary	Mar. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,013,374.65
Previously Paid Amount	0.00
Total Fee Amount	692.35
Total Offset Amount	0.00
Net Fee	$ 692.35
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A